JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%
Brazil — 6.2%
B3 SA - Brasil Bolsa Balcao	1,090	2,879
Banco Bradesco SA (Preference)	576	1,786
Banco do Brasil SA	684	7,805
BB Seguridade Participacoes SA	144	999
Centrais Eletricas Brasileiras SA	554	4,575
Cia Energetica de Minas Gerais (Preference)	819	1,909
Gerdau SA (Preference)	1,251	5,319
Itau Unibanco Holding SA (Preference)	1,313	8,711
Itausa SA (Preference)	2,405	4,874
Localiza Rent a Car SA	591	6,490
Lojas Renner SA	877	2,851
MercadoLibre, Inc. *	1	1,428
NU Holdings Ltd., Class A *	352	3,032
Petroleo Brasileiro SA (Preference)	2,781	22,870
Raia Drogasil SA	1,111	5,674
Suzano SA	617	6,445
TIM SA, ADR	322	5,662
Transmissora Alianca de Energia Eletrica S/A	251	1,870
Vale SA, ADR	1,159	15,862
WEG SA	1,004	6,546
		117,587
Chile — 0.3%
Banco Santander Chile, ADR	304	5,565
China — 24.5%
Aier Eye Hospital Group Co. Ltd., Class A	540	963
Alibaba Group Holding Ltd.	4,928	44,195
Amoy Diagnostics Co. Ltd., Class A	201	472
Angel Yeast Co. Ltd., Class A	485	2,083
ANTA Sports Products Ltd.	384	3,238
Baidu, Inc., ADR *	82	8,601
Baidu, Inc., Class A *	55	719
Bank of China Ltd., Class H	17,319	6,499
Baoshan Iron & Steel Co. Ltd., Class A	3,636	3,114
BOC Aviation Ltd. (a)	228	1,708
BOE Technology Group Co. Ltd., Class A	8,574	4,294
BYD Co. Ltd., Class H	243	5,441
CGN Power Co. Ltd., Class H (a)	3,344	937
Chacha Food Co. Ltd., Class A	302	1,281
China Construction Bank Corp., Class H	34,874	20,710
China International Capital Corp. Ltd., Class H (a)	1,236	1,469
China Life Insurance Co. Ltd., Class H	2,776	3,200
China Longyuan Power Group Corp. Ltd., Class H	3,001	1,810
China Merchants Bank Co. Ltd., Class A	303	1,295
China Merchants Bank Co. Ltd., Class H	1,970	7,183
China Oilfield Services Ltd., Class H	2,974	2,858
China Overseas Land & Investment Ltd.	2,330	3,525

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Pacific Insurance Group Co. Ltd., Class H	1,116	2,053
China Petroleum & Chemical Corp., Class H	8,476	4,409
China Resources Gas Group Ltd.	612	1,736
China Resources Land Ltd.	1,232	3,740
China Resources Mixc Lifestyle Services Ltd. (a)	424	1,224
China Shenhua Energy Co. Ltd., Class H	328	1,244
China Vanke Co. Ltd., Class H	2,087	1,642
China Yangtze Power Co. Ltd., Class A	1,191	4,044
Chongqing Brewery Co. Ltd., Class A	153	1,188
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,232	2,109
Contemporary Amperex Technology Co. Ltd., Class A	96	2,018
Country Garden Services Holdings Co. Ltd.	510	337
CSPC Pharmaceutical Group Ltd.	1,834	1,349
ENN Energy Holdings Ltd.	587	4,373
Flat Glass Group Co. Ltd., Class H	275	414
Focus Media Information Technology Co. Ltd., Class A	1,037	816
Foshan Haitian Flavouring & Food Co. Ltd., Class A	396	1,871
Foxconn Industrial Internet Co. Ltd., Class A	1,054	1,949
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,060	4,790
Ganfeng Lithium Group Co. Ltd. (a)	203	544
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	276	2,009
H World Group Ltd., ADR	21	666
H World Group Ltd.	1,526	4,784
Haier Smart Home Co. Ltd., Class H	1,976	5,585
Hefei Meiya Optoelectronic Technology, Inc., Class A	458	986
Huaibei Mining Holdings Co. Ltd., Class A	984	2,380
Huatai Securities Co. Ltd., Class H (a)	824	972
Huayu Automotive Systems Co. Ltd., Class A	928	2,100
Hundsun Technologies, Inc., Class A	143	419
Imeik Technology Development Co. Ltd., Class A	13	490
Industrial & Commercial Bank of China Ltd., Class H	20,355	9,916
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,045	3,943
JD Health International, Inc. * (a)	235	775
JD.com, Inc., Class A	884	9,973
Jiangsu Expressway Co. Ltd., Class H	1,214	1,158
Jiangsu Hengli Hydraulic Co. Ltd., Class A	355	2,411
Jiumaojiu International Holdings Ltd. (a)	263	155
Kanzhun Ltd., ADR	86	1,195
KE Holdings, Inc., ADR	72	1,016
Kingdee International Software Group Co. Ltd. *	1,972	1,906
Kunlun Energy Co. Ltd.	3,866	3,464
Kweichow Moutai Co. Ltd., Class A	32	7,065
Lenovo Group Ltd.	2,648	2,773
Li Auto, Inc., Class A *	51	711
LONGi Green Energy Technology Co. Ltd., Class A	824	2,219
Meituan * (a)	1,597	12,846
Midea Group Co. Ltd., Class A	348	2,819

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Minth Group Ltd.	542	879
Montage Technology Co. Ltd., Class A	345	2,158
NARI Technology Co. Ltd., Class A	245	716
NetEase, Inc.	779	15,133
NIO, Inc., Class A *	160	900
Oppein Home Group, Inc., Class A	71	609
PDD Holdings, Inc., ADR *	163	20,619
PetroChina Co. Ltd., Class H	9,166	6,630
PICC Property & Casualty Co. Ltd., Class H	4,432	5,513
Ping An Bank Co. Ltd., Class A	1,110	1,462
Ping An Insurance Group Co. of China Ltd., Class H	2,944	12,375
Postal Savings Bank of China Co. Ltd., Class H (a)	5,653	2,719
Qingdao Haier Biomedical Co. Ltd., Class A	240	945
Shanghai Baosight Software Co. Ltd., Class A	292	1,665
Shanghai Liangxin Electrical Co. Ltd., Class A	890	864
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	124	4,625
Shenzhen Transsion Holdings Co. Ltd., Class A	57	1,090
Shenzhou International Group Holdings Ltd.	295	2,629
Silergy Corp.	263	3,237
Skshu Paint Co. Ltd., Class A *	196	984
StarPower Semiconductor Ltd., Class A	38	669
Sunny Optical Technology Group Co. Ltd.	118	725
Suzhou Maxwell Technologies Co. Ltd., Class A	58	823
Tencent Holdings Ltd.	1,979	68,694
Tencent Music Entertainment Group, ADR *	111	1,041
Tingyi Cayman Islands Holding Corp.	1,092	1,087
Trip.com Group Ltd., ADR *	105	3,841
Trip.com Group Ltd. *	56	2,022
Wanhua Chemical Group Co. Ltd., Class A	370	3,596
Weichai Power Co. Ltd., Class H	1,678	2,962
Wuliangye Yibin Co. Ltd., Class A	214	3,772
WuXi AppTec Co. Ltd., Class H (a)	529	3,658
Wuxi Biologics Cayman, Inc. * (a)	1,307	3,441
Xiamen C & D, Inc., Class A	1,433	1,932
Xiaomi Corp., Class B * (a)	871	1,372
Xinyi Solar Holdings Ltd.	2,274	1,044
XPeng, Inc., ADR * (b)	121	1,008
XPeng, Inc., Class A *	99	412
Yifeng Pharmacy Chain Co. Ltd., Class A	179	944
Yum China Holdings, Inc.	138	4,743
Yum China Holdings, Inc.	48	1,661
Yutong Bus Co. Ltd., Class A	457	963
Zhejiang Dingli Machinery Co. Ltd., Class A	268	1,928
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	463	2,105
Zhejiang Weixing New Building Materials Co. Ltd., Class A	832	1,575
Zhongji Innolight Co. Ltd., Class A	199	2,840
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,026	2,519

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Zijin Mining Group Co. Ltd., Class H	3,272	4,855
ZTO Express Cayman, Inc.	83	1,348
		465,513
Colombia — 0.2%
Bancolombia SA, ADR	69	2,183
Ecopetrol SA, ADR (b)	217	2,609
		4,792
Greece — 0.5%
Alpha Services and Holdings SA *	89	158
Hellenic Telecommunications Organization SA	252	3,507
Mytilineos SA	48	1,962
National Bank of Greece SA *	132	1,002
OPAP SA	155	2,692
Piraeus Financial Holdings SA *	67	270
		9,591
Hong Kong — 0.1%
Techtronic Industries Co. Ltd.	177	1,875
Hungary — 0.5%
OTP Bank Nyrt.	153	7,109
Richter Gedeon Nyrt.	122	3,278
		10,387
India — 16.7%
Aarti Industries Ltd.	267	2,119
ABB India Ltd.	44	2,458
Apollo Hospitals Enterprise Ltd.	80	6,083
Ashok Leyland Ltd.	2,013	4,261
Asian Paints Ltd.	68	2,417
Aurobindo Pharma Ltd.	132	1,823
Axis Bank Ltd.	746	9,591
Bajaj Auto Ltd.	18	1,702
Bajaj Finance Ltd.	38	3,116
Bharat Petroleum Corp. Ltd.	185	1,124
Bharti Airtel Ltd.	316	4,464
Biocon Ltd.	601	1,944
Britannia Industries Ltd.	113	7,082
CG Power & Industrial Solutions Ltd.	249	1,408
Cholamandalam Investment and Finance Co. Ltd.	98	1,390
Cipla Ltd.	124	2,023
Dabur India Ltd.	423	2,745
Divi's Laboratories Ltd.	22	967
DLF Ltd.	167	1,610
Dr Reddy's Laboratories Ltd.	101	7,406
Eicher Motors Ltd.	132	6,117
GAIL India Ltd.	611	1,272
Godrej Properties Ltd. *	173	4,936

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
HCL Technologies Ltd.	138	2,620
HDFC Bank Ltd., ADR	2	87
HDFC Bank Ltd.	1,029	18,105
HDFC Life Insurance Co. Ltd. (a)	692	4,808
Hindalco Industries Ltd.	376	2,616
Hindustan Unilever Ltd.	372	11,118
ICICI Bank Ltd.	1,558	19,298
ICICI Prudential Life Insurance Co. Ltd. (a)	167	1,015
Infosys Ltd., ADR (b)	1,135	22,546
InterGlobe Aviation Ltd. * (a)	63	2,238
ITC Ltd.	1,608	8,547
Kotak Mahindra Bank Ltd.	507	11,143
Larsen & Toubro Ltd.	230	9,649
Mahindra & Mahindra Ltd.	500	9,940
Maruti Suzuki India Ltd.	77	9,508
Max Healthcare Institute Ltd.	202	1,896
NTPC Ltd.	1,166	4,463
Oil & Natural Gas Corp. Ltd.	1,177	3,575
Page Industries Ltd.	2	887
Petronet LNG Ltd.	1,465	4,748
Power Grid Corp. of India Ltd.	2,518	7,865
Reliance Industries Ltd.	956	32,844
Samvardhana Motherson International Ltd.	1,218	1,661
Shriram Finance Ltd.	274	8,135
State Bank of India	257	1,987
Tata Consultancy Services Ltd.	311	14,268
Tata Consumer Products Ltd.	245	3,307
Tata Motors Ltd.	257	2,736
Tata Steel Ltd.	1,469	2,405
UltraTech Cement Ltd.	81	9,848
UPL Ltd.	750	4,854
WNS Holdings Ltd., ADR *	12	827
		317,602
Indonesia — 2.2%
Bank Central Asia Tbk. PT	23,681	14,327
Bank Mandiri Persero Tbk. PT	10,990	4,627
Bank Rakyat Indonesia Persero Tbk. PT	33,028	11,898
Telkom Indonesia Persero Tbk. PT	32,093	8,050
United Tractors Tbk. PT	2,583	3,752
		42,654
Malaysia — 1.1%
CIMB Group Holdings Bhd.	3,304	4,352
Malayan Banking Bhd.	1,196	2,338
Petronas Chemicals Group Bhd.	2,630	3,760

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Malaysia — continued
Public Bank Bhd.	7,518	6,970
Tenaga Nasional Bhd.	1,452	3,290
		20,710
Mexico — 3.1%
America Movil SAB de CV	5,961	5,379
Cemex SAB de CV *	3,115	2,582
Coca-Cola Femsa SAB de CV	211	2,001
Fomento Economico Mexicano SAB de CV	330	4,475
Grupo Aeroportuario del Pacifico SAB de CV, Class B	123	1,920
Grupo Aeroportuario del Sureste SAB de CV, Class B	184	5,346
Grupo Financiero Banorte SAB de CV, Class O	1,123	11,415
Grupo Mexico SAB de CV	1,531	7,891
Kimberly-Clark de Mexico SAB de CV, Class A	2,202	5,000
Regional SAB de CV	358	3,314
Wal-Mart de Mexico SAB de CV	2,287	9,447
		58,770
Panama — 0.1%
Copa Holdings SA, Class A	20	1,885
Peru — 0.4%
Credicorp Ltd.	53	7,799
Philippines — 0.3%
Ayala Land, Inc.	3,897	2,355
BDO Unibank, Inc.	864	2,223
SM Investments Corp.	64	1,032
		5,610
Poland — 0.4%
Dino Polska SA * (a)	36	3,910
Powszechny Zaklad Ubezpieczen SA	314	3,775
		7,685
Qatar — 0.6%
Industries Qatar QSC	1,071	3,524
Qatar National Bank QPSC	1,690	7,187
		10,711
Russia — 0.0% ^
Gazprom PJSC ‡ *	4,581	242
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	36
MMC Norilsk Nickel PJSC, ADR ‡ *	—	—
MMC Norilsk Nickel PJSC ‡	41	182
Novatek PJSC ‡	165	50
Rosneft Oil Co. PJSC ‡	834	57
Sberbank of Russia PJSC ‡	3,172	92
Severstal PAO, GDR ‡ * (a)	329	106
X5 Retail Group NV, GDR ‡ * (a)	207	50
		815

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — 4.1%
Al Rajhi Bank	765	17,076
Alinma Bank	561	6,175
Almarai Co. JSC	250	3,804
Bupa Arabia for Cooperative Insurance Co.	17	920
Dr Sulaiman Al Habib Medical Services Group Co.	12	964
Etihad Etisalat Co.	325	4,515
Mouwasat Medical Services Co.	31	986
SABIC Agri-Nutrients Co.	97	3,310
Saudi Arabian Mining Co. *	200	2,467
Saudi Arabian Oil Co. (a)	811	6,608
Saudi Basic Industries Corp.	387	8,019
Saudi National Bank (The)	1,330	14,364
Saudi Telecom Co.	747	8,129
		77,337
South Africa — 3.6%
Absa Group Ltd.	307	2,683
Bid Corp. Ltd.	259	6,290
Bidvest Group Ltd. (The)	389	5,127
Capitec Bank Holdings Ltd.	62	6,636
Clicks Group Ltd.	362	5,825
Discovery Ltd.	230	1,705
FirstRand Ltd.	2,119	7,675
Gold Fields Ltd.	161	2,371
Impala Platinum Holdings Ltd.	349	1,354
MTN Group Ltd.	831	4,239
Naspers Ltd., Class N	48	7,972
Sanlam Ltd.	910	3,472
Shoprite Holdings Ltd.	291	4,216
Standard Bank Group Ltd.	722	7,699
Vodacom Group Ltd.	283	1,412
		68,676
South Korea — 12.4%
BGF retail Co. Ltd. *	17	1,833
Coway Co. Ltd. *	49	2,027
Hana Financial Group, Inc.	237	8,485
Hankook Tire & Technology Co. Ltd. *	49	1,861
HL Mando Co. Ltd. *	48	1,269
Hotel Shilla Co. Ltd.	17	740
Hugel, Inc. *	18	2,003
Hyundai Glovis Co. Ltd. *	37	4,855
Hyundai Marine & Fire Insurance Co. Ltd. *	74	1,892
Hyundai Mobis Co. Ltd.	37	5,783
Hyundai Motor Co.	24	3,452
KB Financial Group, Inc.	188	7,975
Kia Corp. *	139	10,666
KIWOOM Securities Co. Ltd. *	27	1,947

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Korean Air Lines Co. Ltd. *	166	2,796
LG Chem Ltd.	22	7,004
LG Energy Solution Ltd. *	5	1,444
Lotte Chemical Corp. *	21	2,043
NAVER Corp.	60	8,903
NCSoft Corp. *	15	2,157
Orion Corp.	20	1,395
POSCO Holdings, Inc.	21	6,615
Samsung Biologics Co. Ltd. * (a)	12	7,686
Samsung C&T Corp.	24	2,442
Samsung Electronics Co. Ltd.	1,604	87,154
Samsung Engineering Co. Ltd. *	87	1,448
Samsung Fire & Marine Insurance Co. Ltd. *	15	3,030
Samsung SDI Co. Ltd.	8	2,228
Shinhan Financial Group Co. Ltd.	207	6,338
SK Hynix, Inc.	199	19,950
SK IE Technology Co. Ltd. * (a)	29	1,599
SK Innovation Co. Ltd. *	36	3,186
SK Telecom Co. Ltd.	87	3,277
SK, Inc.	15	2,025
SKC Co. Ltd. *	31	1,795
SM Entertainment Co. Ltd. *	22	1,284
S-Oil Corp.	87	4,415
		235,002
Taiwan — 16.1%
Accton Technology Corp.	269	4,525
Advantech Co. Ltd.	609	6,567
ASE Technology Holding Co. Ltd.	2,125	9,188
Asustek Computer, Inc.	329	4,672
AUO Corp.	3,487	2,038
Chailease Holding Co. Ltd.	1,080	5,976
Chunghwa Telecom Co. Ltd.	1,500	5,686
CTBC Financial Holding Co. Ltd.	9,539	8,654
Delta Electronics, Inc.	789	7,060
E.Sun Financial Holding Co. Ltd.	7,750	6,117
Eclat Textile Co. Ltd.	216	3,770
eMemory Technology, Inc.	44	3,924
Eva Airways Corp.	2,824	2,847
Evergreen Marine Corp. Taiwan Ltd.	284	1,362
Fubon Financial Holding Co. Ltd.	3,720	7,648
Hon Hai Precision Industry Co. Ltd.	2,473	8,090
Largan Precision Co. Ltd.	81	6,422
MediaTek, Inc.	278	8,578
Mega Financial Holding Co. Ltd.	1,567	1,882
Nan Ya Plastics Corp.	1,535	2,975
Nien Made Enterprise Co. Ltd.	242	2,587
Novatek Microelectronics Corp.	201	3,274

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
President Chain Store Corp.	462	3,895
Quanta Computer, Inc.	1,179	9,322
Realtek Semiconductor Corp.	461	6,899
Taiwan Mobile Co. Ltd.	1,444	4,514
Taiwan Semiconductor Manufacturing Co. Ltd.	7,063	141,391
Uni-President Enterprises Corp.	2,993	6,917
United Microelectronics Corp.	3,131	4,877
Vanguard International Semiconductor Corp.	488	1,145
Wiwynn Corp.	52	3,651
Yageo Corp.	109	1,917
Yang Ming Marine Transport Corp.	709	1,081
Yuanta Financial Holding Co. Ltd.	7,275	6,272
		305,723
Thailand — 1.7%
Bangkok Bank PCL	403	1,592
CP ALL PCL	1,057	1,556
Indorama Ventures PCL	2,024	1,347
Kasikornbank PCL	852	2,857
Ngern Tid Lor PCL	2,112	1,295
PTT Exploration & Production PCL	1,375	5,791
PTT Global Chemical PCL	2,248	2,120
PTT PCL	3,492	3,322
SCB X PCL	954	2,792
Siam Cement PCL (The) (Registered)	578	4,401
Thai Oil PCL	2,098	3,228
Thai Union Group PCL, Class F	3,789	1,624
		31,925
Turkey — 0.6%
BIM Birlesik Magazalar A/S	367	4,597
Ford Otomotiv Sanayi A/S	55	1,616
KOC Holding A/S	590	3,115
Turk Hava Yollari AO *	328	2,941
		12,269
United Arab Emirates — 1.0%
Dubai Islamic Bank PJSC	2,246	3,865
Emaar Properties PJSC	4,533	9,167
Emirates Telecommunications Group Co. PJSC	477	2,489
First Abu Dhabi Bank PJSC	684	2,726
		18,247
United Kingdom — 0.1%
Anglogold Ashanti plc	119	2,133
United States — 0.2%
Genpact Ltd.	41	1,487

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Globant SA *	7	1,582
Parade Technologies Ltd.	19	674
		3,743
Total Common Stocks (Cost $1,804,321)		1,844,606
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Brazil — 0.0% ^
Localiza Rent a Car SA, expiring 2/5/2024*(Cost $—) (c)	2	4
	SHARES (000)
Short-Term Investments — 6.6%
Investment Companies — 5.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (d) (e)(Cost $104,248)	104,178	104,251
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (d) (e)	18,976	18,984
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (d) (e)	2,812	2,812
Total Investment of Cash Collateral from Securities Loaned (Cost $21,797)		21,796
Total Short-Term Investments (Cost $126,045)		126,047
Total Investments — 103.6% (Cost $1,930,366)		1,970,657
Liabilities in Excess of Other Assets — (3.6)%		(68,248)
NET ASSETS — 100.0%		1,902,409

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
(b)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $20,930.
(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.1%
Semiconductors & Semiconductor Equipment	10.8
Technology Hardware, Storage & Peripherals	5.9
Oil, Gas & Consumable Fuels	5.6
Interactive Media & Services	4.5
Broadline Retail	4.3
Metals & Mining	3.0
Automobiles	2.7
Insurance	2.7
Consumer Staples Distribution & Retail	2.5
Chemicals	2.5
IT Services	2.1
Food Products	1.9
Electronic Equipment, Instruments & Components	1.8
Wireless Telecommunication Services	1.7
Hotels, Restaurants & Leisure	1.7
Real Estate Management & Development	1.5
Diversified Telecommunication Services	1.4
Financial Services	1.0
Entertainment	1.0
Electric Utilities	1.0
Industrial Conglomerates	1.0
Others (each less than 1.0%)	15.9
Short-Term Investments	6.4
Futures contracts outstanding as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,816	03/15/2024	USD	89,057	(2,762)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$117,587	$—	$—	$117,587
Chile	5,565	—	—	5,565
China	41,769	423,744	—	465,513
Colombia	4,792	—	—	4,792
Greece	4,654	4,937	—	9,591
Hong Kong	—	1,875	—	1,875
Hungary	10,387	—	—	10,387
India	23,460	294,142	—	317,602
Indonesia	—	42,654	—	42,654
Malaysia	3,290	17,420	—	20,710
Mexico	58,770	—	—	58,770
Panama	1,885	—	—	1,885
Peru	7,799	—	—	7,799
Philippines	—	5,610	—	5,610
Poland	—	7,685	—	7,685
Qatar	—	10,711	—	10,711
Russia	—	—	815	815
Saudi Arabia	8,319	69,018	—	77,337
South Africa	47,957	20,719	—	68,676
South Korea	—	235,002	—	235,002
Taiwan	—	305,723	—	305,723
Thailand	7,771	24,154	—	31,925
Turkey	1,616	10,653	—	12,269
United Arab Emirates	6,354	11,893	—	18,247
United Kingdom	—	2,133	—	2,133
United States	3,069	674	—	3,743
Total Common Stocks	355,044	1,488,747	815	1,844,606
Rights	4	—	—	4
Short-Term Investments
Investment Companies	104,251	—	—	104,251
Investment of Cash Collateral from Securities Loaned	21,796	—	—	21,796
Total Short-Term Investments	126,047	—	—	126,047
Total Investments in Securities	$481,095	$1,488,747	$815	$1,970,657
Depreciation in Other Financial Instruments
Futures Contracts	$(2,762)	$—	$—	$(2,762)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$27,011	$274,943	$197,707	$4	$— (c)	$104,251	104,178	$901	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	2,984	29,000	13,000	1	(1)	18,984	18,976	115	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	1,215	19,556	17,959	—	—	2,812	2,812	22	—
Total	$31,210	$323,499	$228,666	$5	$(1)	$126,047		$1,038	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.
(c)	Amount rounds to less than one thousand.